UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21420

Metropolitan Series Fund II

(Exact name of registrant as specified in charter)

501 Boylston Street

Boston, Massachusetts 02116

(Address of Principal Executive Office)

THOMAS M. LENZ, ESQ.

MetLife Advisers, LLC

501 Boylston Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Copy to:

JOHN M. LODER, ESQ.

Ropes and Gray

Boston, Massachusetts 02110

Registrant’s telephone number, including area code: 617-578-3104

Date of fiscal year end: December 31

Date of reporting period: January 1, 2007 to March 31, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1.	Schedule of Investments.

The following is a copy of the unaudited schedules as of the close of the reporting period as set forth in §§ 210.12-12 – 12-14 of Regulation S-X [17 CFR 210.12-12 – 12.14]:

Metropolitan Series Fund II Schedule of Investments	March 31, 2007

Metropolitan Series Fund II

MetLife Stock Index Portfolio II

Schedule of Investments as of March 31, 2007 (Unaudited)

Common Stock—98.8% of Total Net Assets

Security Description	Shares	Value

Aerospace & Defense—2.4%
Boeing Co.	8,329	$740,531
General Dynamics Corp.	4,282	327,145
Goodrich Corp.	1,323	68,108
Honeywell International, Inc.	8,441	388,792
L-3 Communications Holdings, Inc.	1,314	114,936
Lockheed Martin Corp.	3,745	363,340
Northrop Grumman Corp.	3,696	274,317
Raytheon Co.	4,709	247,034
Rockwell Collins, Inc.	1,775	118,801
United Technologies Corp.	10,508	683,020

		3,326,024

Air Freight & Logistics—0.8%
FedEx Corp.	3,241	348,181
United Parcel Service, Inc. (Class B)	11,254	788,905

		1,137,086

Air Freight & Logistics—0.1%
C. H. Robinson Worldwide, Inc.	1,827	87,239

Airlines—0.1%
Southwest Airlines Co.	8,320	122,304

Auto Components—0.2%
Johnson Controls, Inc.	2,074	196,242
The Goodyear Tire & Rubber Co.	1,902	59,323

		255,565

Automobiles—0.4%
Ford Motor Co. (c)	19,971	157,571
General Motors Corp.	5,968	182,860
Harley-Davidson, Inc.	2,718	159,682

		500,113

Beverages—2.0%
Anheuser-Busch Cos., Inc.	8,051	406,253
Brown-Forman Corp. (Class B)	832	54,546
Coca-Cola Enterprises, Inc.	2,937	59,474
Constellation Brands, Inc. (c)	2,226	47,147
Molson Coors Brewing Co.	496	46,932
Pepsi Bottling Group, Inc.	1,387	44,231
PepsiCo, Inc.	17,283	1,098,508
The Coca-Cola Co.	21,256	1,020,288

		2,777,379

Biotechnology—1.2%
Amgen, Inc. (c)	12,320	688,442
Biogen Idec, Inc. (c)	3,614	160,389
Celgene Corp. (c)	3,984	209,001
Genzyme Corp. (c)	2,780	166,856
Gilead Sciences, Inc. (c)	4,904	375,156
MedImmune, Inc. (c)	2,509	91,302

		1,691,146

Security Description	Shares	Value

Building Products—0.2%
American Standard Cos., Inc.	1,844	$97,769
Masco Corp.	4,132	113,217

		210,986

Capital Markets—3.6%
Ameriprise Financial, Inc.	2,524	144,221
E*TRADE Financial Corp. (c)	4,507	95,639
Federated Investors, Inc. (Class B)	940	34,517
Franklin Resources, Inc.	1,767	213,507
Janus Capital Group, Inc.	2,002	41,862
Legg Mason, Inc.	1,388	130,763
Lehman Brothers Holdings, Inc.	5,552	389,029
Mellon Financial Corp.	4,389	189,341
Merrill Lynch & Co., Inc.	9,332	762,144
Morgan Stanley	11,234	884,790
Northern Trust Corp.	1,990	119,679
State Street Corp.	3,523	228,114
T. Rowe Price Group, Inc.	2,800	132,132
The Bank of New York Co., Inc.	7,977	323,467
The Bear Stearns Co., Inc.	1,264	190,042
The Charles Schwab Corp.	10,838	198,227
The Goldman Sachs Group, Inc.	4,341	896,981

		4,974,455

Chemicals—1.6%
Air Products & Chemicals, Inc.	2,284	168,925
Ashland, Inc.	588	38,573
E. I. du Pont de Nemours & Co.	9,752	482,041
Eastman Chemical Co.	883	55,920
Ecolab, Inc.	1,878	80,754
Hercules, Inc. (c)	1,228	23,995
International Flavours & Fragrances, Inc.	824	38,909
Monsanto Co.	5,735	315,196
PPG Industries, Inc.	1,731	121,707
Praxair, Inc.	3,381	212,868
Rohm & Haas Co.	1,502	77,683
Sigma-Aldrich Corp.	1,394	57,879
The Dow Chemical Co.	10,122	464,195

		2,138,645

Commercial Banks—4.0%
BB&T Corp.	5,719	234,593
Comerica, Inc.	1,664	98,376
Commerce Bancorp, Inc.	1,979	66,059
Compass Bancshares, Inc.	1,376	94,669
Fifth Third Bancorp	5,870	227,110
First Horizon National Corp.	1,322	54,903
Huntington Bancshares, Inc.	2,485	54,297
KeyCorp.	4,178	156,550
M&T Bank Corp.	811	93,938
Marshall & Ilsley Corp.	2,698	124,944
National City Corp.	6,252	232,887
PNC Financial Services Group, Inc.	3,653	262,906
Regions Financial Corp.	7,722	273,127
SunTrust Banks, Inc.	3,749	311,317

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-1

Metropolitan Series Fund II

MetLife Stock Index Portfolio II

Schedule of Investments as of March 31, 2007 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Commercial Banks—(Continued)
Synovus Financial Corp.	3,446	$111,444
U.S. Bancorp	18,691	653,624
Wachovia Corp.	20,111	1,107,111
Wells Fargo & Co.	35,653	1,227,533
Zions Bancorp	1,161	98,128

		5,483,516

Commercial Services & Supplies—0.5%
Allied Waste Industries, Inc. (c)	2,690	33,867
Avery Dennison Corp.	967	62,139
Cintas Corp.	1,432	51,695
Equifax, Inc.	1,317	48,005
Monster Worldwide, Inc. (c)	1,356	64,234
Pitney Bowes, Inc.	2,325	105,532
R.R. Donnelley & Sons Co.	2,304	84,303
Robert Half International, Inc.	1,772	65,582
Waste Management, Inc.	5,625	193,556

		708,913

Communications Equipment—2.6%
ADC Telecommunications, Inc. (c)	1,237	20,707
Avaya, Inc. (c)	4,783	56,487
Ciena Corp.	897	25,071
Cisco Systems, Inc. (c)	63,738	1,627,231
Corning, Inc. (c)	16,564	376,665
JDS Uniphase Corp.	2,229	33,948
Juniper Networks, Inc. (c)	6,006	118,198
Motorola, Inc.	25,225	445,726
QUALCOMM, Inc.	17,481	745,740
Tellabs, Inc. (c)	4,614	45,679

		3,495,452

Computers & Peripherals—3.7%
Apple, Inc. (c)	9,095	845,016
Dell, Inc. (c)	23,971	556,367
EMC Corp. (c)	22,246	308,107
Hewlett-Packard Co.	28,244	1,133,714
International Business Machines Corp.	15,888	1,497,603
Lexmark International, Inc. (Class A) (c)	1,013	59,220
NCR Corp. (c)	1,889	90,238
Network Appliance, Inc. (c)	3,915	142,976
QLogic Corp. (c)	1,678	28,526
SanDisk Corp. (c)	2,399	105,076
Sun Microsystems, Inc. (c)	37,997	228,362

		4,995,205

Construction & Engineering—0.1%
Fluor Corp.	928	83,260

Construction Materials—0.1%
Vulcan Materials Co.	1,003	116,829

Consumer Finance—0.9%
American Express Co.	12,582	709,625
Capital One Financial Corp.	4,333	326,968

Security Description	Shares	Value

Consumer Finance—(Continued)
SLM Corp.	4,332	$177,179

		1,213,772

Containers & Packaging—0.2%
Ball Corp.	1,088	49,885
Bemis Co., Inc.	1,103	36,829
Pactiv Corp. (c)	1,402	47,304
Sealed Air Corp.	1,702	53,783
Temple-Inland, Inc.	1,110	66,311

		254,112

Distributors—0.1%
Genuine Parts Co.	1,799	88,151

Diversified Consumer Services—0.1%
Apollo Group, Inc. (Class A) (c)	1,477	64,840
H&R Block, Inc.	3,401	71,557

		136,397

Diversified Financial Services—5.3%
Bank of America Corp.	47,195	2,407,889
Chicago Mercantile Exchange Holdings, Inc.	368	195,945
CIT Group, Inc.	2,042	108,063
Citigroup, Inc.	51,735	2,656,075
JPMorgan Chase & Co.	36,653	1,773,272
Moody’s Corp.	2,469	153,226

		7,294,470

Diversified Telecommunication Services—3.1%
AT&T, Inc.	65,892	2,598,122
CenturyTel, Inc.	1,175	53,098
Citizens Communications Co.	3,574	53,431
Embarq Corp.	1,589	89,540
Qwest Communications International, Inc. (c)	16,552	148,803
Verizon Communications, Inc.	30,707	1,164,409
Windstream Corp.	5,030	73,891

		4,181,294

Electric Utilities—1.7%
Allegheny Energy, Inc. (c)	1,735	85,258
American Electric Power Co., Inc.	4,186	204,067
Edison International	3,438	168,909
Entergy Corp.	2,093	219,598
Exelon Corp.	7,072	485,917
FirstEnergy Corp.	3,369	223,162
FPL Group, Inc.	4,280	261,808
Pinnacle West Capital Corp.	1,055	50,904
PPL Corp.	4,064	166,218
Progress Energy, Inc.	2,713	136,844
The Southern Co.	7,899	289,498

		2,292,183

Electrical Equipment—0.4%
Cooper Industries, Ltd. (Class A)	1,926	86,650

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-2

Metropolitan Series Fund II

MetLife Stock Index Portfolio II

Schedule of Investments as of March 31, 2007 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Electrical Equipment—(Continued)
Emerson Electric Co.	8,420	$362,818
Rockwell Automation, Inc.	1,748	104,653

		554,121

Electronic Equipment & Instruments—0.2%
Agilent Technologies, Inc. (c)	4,259	143,486
Jabil Circuit, Inc.	1,948	41,707
Molex, Inc.	1,496	42,187
Sanmina-SCI Corp. (c)	5,593	20,246
Solectron Corp. (c)	9,540	30,051
Tektronix, Inc.	862	24,274

		301,951

Energy Equipment & Services—1.8%
Baker Hughes, Inc.	3,379	223,453
BJ Services Co.	3,094	86,323
ENSCO International, Inc.	1,592	86,605
Halliburton Co.	10,544	334,667
Nabors Industries, Ltd. (c)	2,938	87,170
National Oilwell Varco, Inc. (c)	1,855	144,300
Noble Corp.	1,420	111,726
Rowan Cos., Inc. (c)	1,166	37,860
Schlumberger, Ltd.	12,437	859,397
Smith International, Inc. (c)	2,104	101,097
Transocean, Inc. (c)	3,092	252,616
Weatherford International, Ltd. (c)	3,568	160,917

		2,486,131

Food & Staples Retailing—2.4%
Costco Wholesale Corp.	4,773	256,978
CVS/Caremark Corp.	16,254	554,923
Safeway, Inc. (c)	4,648	170,303
Supervalu, Inc.	2,193	85,681
Sysco Corp.	6,511	220,267
The Kroger Co. (c)	7,470	211,028
Wal-Mart Stores, Inc.	25,950	1,218,352
Walgreen Co.	10,561	484,644
Whole Foods Market, Inc.	1,483	66,513

		3,268,689

Food Products—1.1%
Archer-Daniels-Midland Co.	6,888	252,790
Campbell Soup Co.	2,305	89,780
ConAgra Foods, Inc.	5,330	132,770
Dean Foods Co. (c)	1,361	63,613
General Mills, Inc.	3,642	212,037
H.J. Heinz Co.	3,428	161,527
Hershey Co.	1,826	99,809
Kellogg Co.	2,646	136,084
Kraft Foods, Inc. (Class A)	1,974	62,497
McCormick & Co., Inc.	1,374	52,927
Sara Lee Corp.	7,740	130,961
Tyson Foods, Inc. (Class A)	2,662	51,669
Wm. Wrigley Jr., Co.	2,302	117,241

		1,563,705

Security Description	Shares	Value

Gas Utilities—0.1%
Nicor, Inc.	474	$22,951
Questar Corp.	907	80,914

		103,865

Health Care Equipment & Supplies—1.7%
Applera Corp.—Applied Biosystems Group	1,937	57,277
Bausch & Lomb, Inc.	573	29,315
Baxter International, Inc.	6,857	361,158
Becton, Dickinson & Co.	2,581	198,453
Biomet, Inc.	2,584	109,794
Boston Scientific Corp. (c)	12,497	181,706
C.R. Bard, Inc.	1,090	86,666
Hospira, Inc. (c)	1,646	67,322
Medtronic, Inc.	12,152	596,177
St. Jude Medical, Inc. (c)	3,632	136,600
Stryker Corp.	3,147	208,709
Varian Medical Systems, Inc. (c)	1,355	64,620
Zimmer Holdings, Inc. (c)	2,503	213,781

		2,311,578

Health Care Providers & Services—2.3%
Aetna, Inc.	5,449	238,612
AmerisourceBergen Corp.	1,999	105,447
Cardinal Health, Inc.	4,224	308,141
CIGNA Corp.	1,029	146,797
Coventry Health Care, Inc. (c)	1,683	94,332
Express Scripts, Inc. (c)	1,432	115,591
Humana, Inc. (c)	1,759	102,057
Laboratory Corp. of America Holdings (c)	1,292	93,838
Manor Care, Inc.	769	41,803
McKesson Corp. (c)	3,117	182,469
Medco Health Solutions, Inc. (c)	3,040	220,491
Patterson Cos., Inc. (c)	1,468	52,100
Quest Diagnostics, Inc.	1,675	83,532
Tenet Healthcare Corp. (c)	4,976	31,996
UnitedHealth Group, Inc.	14,292	757,047
WellPoint, Inc. (c)	6,463	524,149

		3,098,402

Health Care Technology—0.0%
IMS Health, Inc.	2,059	61,070

Hotels, Restaurants & Leisure—1.6%
Carnival Corp.	4,669	218,789
Darden Restaurants, Inc.	1,532	63,103
Harrah’s Entertainment, Inc.	1,967	166,113
Hilton Hotels Corp.	4,104	147,580
International Game Technology	3,570	144,156
Marriott International, Inc. (Class A)	3,480	170,381
McDonald’s Corp.	12,700	572,135
Starbucks Corp. (c)	7,924	248,497
Starwood Hotels & Resorts Worldwide, Inc. (c)	2,267	147,015
Wendy’s International, Inc.	916	28,671
Wyndham Worldwide Corp. (c)	1,993	68,061
Yum! Brands, Inc.	2,782	160,688

		2,135,189

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-3

Metropolitan Series Fund II

MetLife Stock Index Portfolio II

Schedule of Investments as of March 31, 2007 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Household Durables—0.6%
Black & Decker Corp.	692	$56,481
Centex Corp.	1,260	52,643
D.R. Horton, Inc.	2,881	63,382
Fortune Brands, Inc.	1,609	126,821
Harman International Industries, Inc.	691	66,391
KB Home	811	34,605
Leggett & Platt, Inc.	1,871	42,416
Lennar Corp. (Class A)	1,455	61,416
Newell Rubbermaid, Inc.	2,929	91,063
Pulte Homes, Inc.	2,242	59,323
Snap-On, Inc.	622	29,918
The Stanley Works	874	48,385
Whirlpool Corp.	831	70,560

		803,404

Household Products—2.1%
Colgate-Palmolive Co.	5,418	361,868
Kimberly-Clark Corp.	4,817	329,917
The Clorox Co.	1,596	101,649
The Procter & Gamble Co.	33,298	2,103,102

		2,896,536

Independent Power Producers & Energy Traders—0.5%
Constellation Energy Group	1,907	165,814
Dynegy, Inc. (Class A) (c)	3,994	36,984
The AES Corp. (c)	7,008	150,812
TXU Corp.	4,846	310,629

		664,239

Industrial Conglomerates—3.8%
3M Co.	7,745	591,950
General Electric Co.	108,515	3,837,090
Textron, Inc.	1,322	118,716
Tyco International, Ltd.	20,865	658,291

		5,206,047

Insurance—4.7%
ACE, Ltd.	3,448	196,743
Aflac, Inc.	5,191	244,288
Ambac Financial Group, Inc.	1,080	93,301
American International Group, Inc.	27,454	1,845,458
Aon Corp.	3,148	119,498
Cincinnati Financial Corp.	1,824	77,338
Genworth Financial, Inc. (Class A)	4,651	162,506
Lincoln National Corp.	2,921	198,015
Loews Corp.	4,760	216,247
Marsh & McLennan Cos., Inc.	5,833	170,849
MBIA, Inc.	1,422	93,127
MetLife, Inc. (a)	7,943	501,600
Principal Financial Group, Inc.	2,827	169,252
Prudential Financial, Inc.	4,949	446,697
Safeco Corp.	1,114	74,003
The Allstate Corp.	6,529	392,132
The Chubb Corp.	4,312	222,801
The Hartford Financial Services Group, Inc.	3,379	322,965

Security Description	Shares	Value

Insurance—(Continued)
The Progressive Corp.	7,856	$171,418
The Travelers Cos., Inc.	7,129	369,068
Torchmark Corp.	1,034	67,820
UnumProvident Corp.	3,615	83,253
XL Capital, Ltd. (Class A)	1,911	133,693

		6,372,072

Internet & Catalog Retail—0.1%
Amazon.com, Inc. (c)	3,282	130,591

Internet Software & Services—1.5%
eBay, Inc. (c)	11,990	397,468
Google, Inc. (Class A) (c)	2,297	1,052,394
IAC/InterActiveCorp (c)	2,291	86,394
VeriSign, Inc. (c)	2,586	64,960
Yahoo!, Inc. (c)	12,883	403,109

		2,004,325

IT Services—1.1%
Affiliated Computer Services, Inc. (c)	1,044	61,471
Automatic Data Processing, Inc.	5,807	281,059
Cognizant Technology Solutions Corp. (Class A) (c)	1,506	132,935
Computer Sciences Corp. (c)	1,828	95,294
Convergys Corp. (c)	1,442	36,641
Electronic Data Systems Corp.	5,428	150,247
Fidelity National Information Services, Inc.	1,718	78,100
First Data Corp.	7,946	213,747
Fiserv, Inc. (c)	1,800	95,508
Paychex, Inc.	3,579	135,537
Sabre Holdings Corp. (Class A)	1,412	46,243
The Western Union Co.	8,146	178,805
Unisys Corp. (c)	3,643	30,710

		1,536,297

Leisure Equipment & Products—0.2%
Brunswick Corp.	957	30,481
Eastman Kodak Co.	3,034	68,447
Hasbro, Inc.	1,697	48,568
Mattel, Inc.	4,149	114,388

		261,884

Life Sciences Tools & Services—0.2%
Millipore Corp. (c)	569	41,235
PerkinElmer, Inc.	1,285	31,123
Thermo Fisher Scientific, Inc. (c)	4,432	207,196
Waters Corp. (c)	1,071	62,118

		341,672

Machinery—1.6%
Caterpillar, Inc.	6,815	456,809
Cummins, Inc.	550	79,596
Danaher Corp.	2,512	179,482
Deere & Co.	2,394	260,084
Dover Corp.	2,160	105,430

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-4

Metropolitan Series Fund II

MetLife Stock Index Portfolio II

Schedule of Investments as of March 31, 2007 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Machinery—(Continued)
Eaton Corp.	1,543	$128,933
Illinois Tool Works, Inc.	4,364	225,182
Ingersoll-Rand Co., Ltd. (Class A)	3,248	140,866
ITT Industries, Inc.	1,918	115,694
PACCAR, Inc.	2,619	192,235
Pall Corp.	1,298	49,324
Parker-Hannifin Corp.	1,222	105,471
Terex Corp. (c)	1,083	77,716

		2,116,822

Media—3.4%
CBS Corp. (Class B)	7,788	238,235
Clear Channel Communications, Inc.	5,236	183,469
Comcast Corp. (Class A)	32,819	851,653
Dow Jones & Co., Inc.	689	23,750
E.W. Scripps Co. (Class A)	881	39,363
Gannett Co., Inc.	2,478	139,487
Interpublic Group of Cos., Inc.	4,946	60,885
Meredith Corp.	411	23,587
News Corp. (Class A)	24,759	572,428
Omnicom Group, Inc.	1,764	180,598
The DIRECTV Group, Inc. (c)	8,174	188,574
The McGraw-Hill Cos., Inc.	3,746	235,549
The New York Times Co. (Class A)	1,518	35,688
The Walt Disney Co.	21,616	744,239
Time Warner, Inc.	40,264	794,006
Tribune Co.	1,875	60,206
Viacom, Inc. (Class B) (c)	7,304	300,268

		4,671,985

Metals & Mining—0.9%
Alcoa, Inc.	9,176	311,066
Allegheny Technologies, Inc.	1,076	114,799
Freeport-McMoRan Copper & Gold, Inc. (Class B)	3,955	261,749
Newmont Mining Corp.	4,759	199,830
Nucor Corp.	3,178	206,983
United States Steel Corp.	1,251	124,062

		1,218,489

Multi-Utilities—1.4%
Ameren Corp.	2,180	109,654
CenterPoint Energy, Inc.	3,377	60,583
CMS Energy Corp.	2,355	41,919
Consolidated Edison, Inc.	2,719	138,832
Dominion Resources, Inc.	3,683	326,940
DTE Energy Co.	1,869	89,525
Duke Energy Holding Corp.	13,265	269,147
Integrys Energy Group, Inc.	793	44,020
KeySpan Corp.	1,853	76,251
NiSource, Inc.	2,889	70,607
PG&E Corp.	3,702	178,696
Public Service Enterprise Group, Inc.	2,668	221,551
Sempra Energy	2,775	169,303
TECO Energy, Inc.	2,211	38,051
Xcel Energy, Inc.	4,302	106,216

		1,941,295

Security Description	Shares	Value

Multiline Retail—1.2%
Big Lots, Inc. (c)	1,155	$36,128
Dillard’s, Inc. (Class A)	642	21,013
Dollar General Corp.	3,292	69,626
Family Dollar Stores, Inc.	1,600	47,392
Federated Department Stores, Inc.	5,542	249,667
J.C. Penney Co., Inc.	2,374	195,048
Kohl’s Corp. (c)	3,451	264,381
Nordstrom, Inc.	2,414	127,797
Sears Holdings Corp. (c)	877	158,000
Target Corp.	9,064	537,133

		1,706,185

Mutual Funds—0.4%
SPDR Trust Series 1	3,700	525,400

Office Electronics—0.1%
Xerox Corp.	10,014	169,136

Oil, Gas & Consumable Fuels—8.1%
Anadarko Petroleum Corp.	4,887	210,043
Apache Corp.	3,493	246,955
Chesapeake Energy Corp.	4,321	133,432
Chevron Corp.	22,771	1,684,143
ConocoPhillips	17,350	1,185,873
Consol Energy, Inc.	1,926	75,364
Devon Energy Corp.	4,690	324,642
El Paso Corp.	7,369	106,629
EOG Resources, Inc.	2,575	183,701
Exxon Mobil Corp.	60,081	4,533,111
Hess Corp.	2,851	158,145
Kinder Morgan, Inc.	1,133	120,608
Marathon Oil Corp.	3,650	360,730
Murphy Oil Corp.	1,980	105,732
Occidental Petroleum Corp.	8,844	436,098
Peabody Energy Corp.	2,793	112,390
Spectra Energy Corp.	6,625	174,039
Sunoco, Inc.	1,281	90,234
The Williams Cos., Inc.	6,309	179,554
Valero Energy Corp.	6,375	411,124
XTO Energy, Inc.	3,883	212,827

		11,045,374

Paper & Forest Products—0.3%
International Paper Co.	4,776	173,846
MeadWestvaco Corp.	1,925	59,367
Weyerhaeuser Co.	2,229	166,596

		399,809

Personal Products—0.2%
Avon Products, Inc.	4,654	173,408
The Estee Lauder Cos., Inc. (Class A)	1,227	59,939

		233,347

Pharmaceuticals—6.2%
Abbott Laboratories	16,284	908,647
Allergan, Inc.	1,623	179,861

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-5

Metropolitan Series Fund II

MetLife Stock Index Portfolio II

Schedule of Investments as of March 31, 2007 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Pharmaceuticals—(Continued)
Barr Pharmaceuticals, Inc. (c)	1,125	$52,144
Bristol-Myers Squibb Co.	21,311	591,593
Eli Lilly & Co.	10,411	559,175
Forest Laboratories, Inc. (c)	3,354	172,530
Johnson & Johnson	30,540	1,840,340
King Pharmaceuticals, Inc. (c)	2,566	50,473
Merck & Co., Inc.	22,862	1,009,815
Mylan Laboratories, Inc.	2,582	54,583
Pfizer, Inc.	74,786	1,889,094
Schering-Plough Corp.	15,699	400,482
Watson Pharmaceuticals, Inc. (c)	1,081	28,571
Wyeth	14,206	710,726

		8,448,034

Real Estate Investment Trusts—1.3%
Apartment Investment & Management Co. (Class A)	1,030	59,421
Archstone-Smith Trust	2,326	126,255
AvalonBay Communities, Inc.	838	108,940
Boston Properties, Inc.	1,255	147,337
Developers Diversified Realty Corp.	1,337	84,097
Equity Residential	3,103	149,658
Host Hotels & Resorts, Inc.	5,495	144,573
Kimco Realty Corp.	2,385	116,245
Plum Creek Timber Co., Inc.	1,871	73,755
ProLogis	2,704	175,571
Public Storage, Inc.	1,295	122,597
Simon Property Group, Inc.	2,339	260,214
Vornado Realty Trust	1,376	164,212

		1,732,875

Real Estate Management & Development—0.1%
CB Richard Ellis Group, Inc. (c)	1,971	67,369
Realogy Corp. (c)	2,296	67,984

		135,353

Road & Rail—0.7%
Burlington Northern Santa Fe Corp.	3,788	304,669
CSX Corp.	4,609	184,591
Norfolk Southern Corp.	4,189	211,963
Ryder System, Inc.	641	31,627
Union Pacific Corp.	2,857	290,128

		1,022,978

Semiconductors & Semiconductor Equipment—2.3%
Advanced Micro Devices, Inc. (c)	5,856	76,479
Altera Corp. (c)	3,762	75,202
Analog Devices, Inc.	3,521	121,439
Applied Materials, Inc.	14,740	270,037
Broadcom Corp. (Class A) (c)	4,976	159,580
Intel Corp.	60,857	1,164,194
KLA-Tencor Corp.	2,108	112,399
Linear Technology Corp.	3,158	99,761
LSI Logic Corp. (c)	8,126	84,836
Maxim Integrated Products, Inc.	3,384	99,490
Micron Technology, Inc. (c)	7,965	96,217

Security Description	Shares	Value

Semiconductors & Semiconductor Equipment—(Continued)
National Semiconductor Corp.	2,992	$72,227
Novellus Systems, Inc. (c)	1,327	42,491
NVIDIA Corp. (c)	3,752	107,983
PMC-Sierra, Inc. (c)	2,241	15,709
Teradyne, Inc. (c)	2,002	33,113
Texas Instruments, Inc.	15,232	458,483
Xilinx, Inc.	3,502	90,107

		3,179,747

Software—3.2%
Adobe Systems, Inc. (c)	6,210	258,957
Autodesk, Inc.	2,445	91,932
BMC Software, Inc. (c)	2,152	66,260
CA, Inc.	4,340	112,450
Citrix Systems, Inc. (c)	1,905	61,017
Compuware Corp. (c)	3,421	32,465
Electronic Arts, Inc. (c)	3,272	164,778
Intuit, Inc. (c)	3,615	98,906
Microsoft Corp.	90,935	2,534,359
Novell, Inc. (c)	3,577	25,826
Oracle Corp. (c)	42,108	763,418
Symantec Corp. (c)	9,756	168,779

		4,379,147

Specialty Retail—2.0%
Abercrombie & Fitch Co. (Class A)	931	70,458
AutoNation, Inc. (c)	1,588	33,729
AutoZone, Inc. (c)	525	67,274
Bed Bath & Beyond, Inc. (c)	2,990	120,108
Best Buy Co., Inc.	4,272	208,132
Circuit City Stores, Inc.	1,502	27,832
Limited Brands, Inc.	3,609	94,051
Lowe’s Cos., Inc.	16,069	506,013
Office Depot, Inc. (c)	2,917	102,503
OfficeMax, Inc.	791	41,717
RadioShack Corp.	1,437	38,842
Staples, Inc.	7,566	195,506
The Gap, Inc.	5,560	95,688
The Home Depot, Inc.	21,537	791,269
The Sherwin-Williams Co.	1,178	77,795
Tiffany & Co.	1,428	64,945
TJX Cos., Inc.	4,802	129,462

		2,665,324

Textiles, Apparel & Luxury Goods—0.5%
Coach, Inc. (c)	3,906	195,495
Jones Apparel Group, Inc.	1,145	35,186
Liz Claiborne, Inc.	1,092	46,792
Nike, Inc. (Class B)	1,995	211,989
Polo Ralph Lauren Corp.	647	57,033
VF Corp.	950	78,489

		624,984

Thrifts & Mortgage Finance—1.3%
Countrywide Financial Corp.	6,224	209,375
Federal Home Loan Mortgage Corp.	7,313	435,050

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-6

Metropolitan Series Fund II

MetLife Stock Index Portfolio II

Schedule of Investments as of March 31, 2007 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Thrifts & Mortgage Finance—(Continued)
Federal National Mortgage Association	10,214	$557,480
Hudson City Bancorp, Inc.	5,222	71,437
MGIC Investment Corp.	876	51,614
Sovereign Bancorp, Inc.	3,810	96,927
Washington Mutual, Inc.	9,382	378,845

		1,800,728

Tobacco—1.6%
Altria Group, Inc.	22,146	1,944,640
Reynolds American, Inc.	1,809	112,900
UST, Inc.	1,695	98,276

		2,155,816

Trading Companies & Distributors—0.0%
W.W. Grainger, Inc.	756	58,393

Wireless Telecommunication Services—0.6%
ALLTEL Corp.	3,802	235,724
Sprint Nextel Corp.	30,629	580,726

		816,450

Total Common Stock (Identified Cost $116,956,533)		134,713,935

Short Term Investments—1.3%
Security Description	Face Amount	Value

Discount Notes—1.3%
Federal Home Loan Bank 5.130%, 04/13/07	$1,750,000	$1,746,996

Total Short Term Investments (Identified Cost $1,746,996)		1,746,996

Total Investments—100.1% (Identified Cost $118,703,529) (b)		136,460,931
Liabilities in excess of other assets		(137,695)

Total Net Assets—100%		$136,323,236

(a)	Affiliated Issuer. See below.
(b)	The aggregate cost of investments for federal income tax purposes as of March 31, 2007 was $118,703,529 and the composition of unrealized appreciation and depreciation of investment securities was $20,343,145 and $(2,585,743), respectively.
(c)	Non-Income Producing.

Affliliated Issuer
Security Description	Number of shares held at 12/31/2006	Shares purchased since 12/31/2006	Shares sold since 12/31/2006	Number of shares held on 03/31/2007	Realized Gain on shares sold	Income for period ended 3/31/2007
MetLife, Inc.	8,180	0	(237)	7,943	$6,583	$0

Futures Contracts
Futures Contracts Long	Expiration Date	Number of Contracts	Contract Amount	Valuation as of 3/31/2007	Net Unrealized Appreciation
S&P 500 Index Futures	6/14/2007	4	$1,407,820	$1,431,200	$23,380

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-7

Item 2.	Controls and Procedures.

(a) The Principal Executive Officer and Principal Financial Officer of the registrant have concluded, based on their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing date of this report on Form N-Q, that the design and operation of such procedures provide reasonable assurance that information required to be disclosed by the registrant in this report on Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There has been no change in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

See attached Exhibits 3(a) and 3(b) as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

METROPOLITAN SERIES FUND II

By:	/s/ ELIZABETH M. FORGET
Name:	Elizabeth M. Forget
Title:	President
Date:	May 23, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ ELIZABETH M. FORGET
Name:	Elizabeth M. Forget
Title:	President
Date:	May 23, 2007

By:	/s/ PETER H. DUFFY
Name:	Peter H. Duffy
Title:	Treasurer
Date:	May 23, 2007

EXHIBIT LIST

Exhibit 3(a):	Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Act.

Exhibit 3(b):	Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Act.